Components of Income (Loss) From Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes, Domestic	$ (893)	$ 362	$ 214
Income (loss) from continuing operations before income taxes, Foreign	(218)	73	124
Income (loss) from continuing operations before income taxes	$ (1,111)	$ 435	$ 338